IMPAIRMENT CHARGES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of long-lived and other assets
Impairment of long-lived and other assets	$ 520,000,000	$ 25,000,000	$ 49,000,000
Impairment of goodwill	800,000,000
Impairment, total	1,320,000,000	25,000,000	49,000,000
CC&V
Impairment of long-lived and other assets
Impairment of long-lived and other assets	511,000,000
Porcupine
Impairment of long-lived and other assets
Impairment of long-lived and other assets	0
Impairment of goodwill	341,000,000
Eleonore
Impairment of long-lived and other assets
Impairment of goodwill	0
Penasquito
Impairment of long-lived and other assets
Impairment of goodwill	0
Cerro Negro
Impairment of long-lived and other assets
Impairment of long-lived and other assets	0
Impairment of goodwill	459,000,000
Nevada Gold Mines
Impairment of long-lived and other assets
Impairment of goodwill	0
Operating Segments | CC&V
Impairment of long-lived and other assets
Impairment of long-lived and other assets	511,000,000	0	1,000,000
Impairment of goodwill	0
Impairment, total	511,000,000	0	1,000,000
Operating Segments | Porcupine
Impairment of long-lived and other assets
Impairment of long-lived and other assets	0	0	1,000,000
Impairment of goodwill	341,000,000
Impairment, total	341,000,000	0	1,000,000
Operating Segments | Eleonore
Impairment of long-lived and other assets
Impairment of long-lived and other assets	0	1,000,000	0
Impairment of goodwill	0
Impairment, total	0	1,000,000	0
Operating Segments | Penasquito
Impairment of long-lived and other assets
Impairment of long-lived and other assets	4,000,000	1,000,000	4,000,000
Impairment of goodwill	0
Impairment, total	4,000,000	1,000,000	4,000,000
Operating Segments | Merian Gold Project
Impairment of long-lived and other assets
Impairment of long-lived and other assets	1,000,000	1,000,000	0
Impairment of goodwill	0
Impairment, total	1,000,000	1,000,000	0
Operating Segments | Cerro Negro
Impairment of long-lived and other assets
Impairment of long-lived and other assets	0	3,000,000	4,000,000
Impairment of goodwill	459,000,000
Impairment, total	459,000,000	3,000,000	4,000,000
Operating Segments | Yanacocha
Impairment of long-lived and other assets
Impairment of long-lived and other assets	0	1,000,000	0
Impairment of goodwill	0
Impairment, total	0	1,000,000	0
Operating Segments | Boddington
Impairment of long-lived and other assets
Impairment of long-lived and other assets	2,000,000	3,000,000	2,000,000
Impairment of goodwill	0
Impairment, total	2,000,000	3,000,000	2,000,000
Operating Segments | Ahafo
Impairment of long-lived and other assets
Impairment of long-lived and other assets	1,000,000	2,000,000	3,000,000
Impairment of goodwill	0
Impairment, total	1,000,000	2,000,000	3,000,000
Operating Segments | Akyem
Impairment of long-lived and other assets
Impairment of long-lived and other assets	0	1,000,000	4,000,000
Impairment of goodwill	0
Impairment, total	0	1,000,000	4,000,000
Operating Segments | Nevada Gold Mines
Impairment of long-lived and other assets
Impairment of long-lived and other assets	1,000,000	0	8,000,000
Impairment of goodwill	0
Impairment, total	1,000,000	0	8,000,000
Corporate and Other
Impairment of long-lived and other assets
Impairment of long-lived and other assets	0	12,000,000	22,000,000
Impairment of goodwill	0
Impairment, total	$ 0	$ 12,000,000	$ 22,000,000